Schedule of suppliers (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Suppliers	R$ 2,683	R$ 2,358
Energy On Spot Market [Member]
IfrsStatementLineItems [Line Items]
Suppliers	130	490
Charges Energy Network [Member]
IfrsStatementLineItems [Line Items]
Suppliers	175	192
Energy Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Suppliers	1,314	808
Itaipu Binacional [Member]
IfrsStatementLineItems [Line Items]
Suppliers	331	325
Gas Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Suppliers	228	127
Materials And Services [Member]
IfrsStatementLineItems [Line Items]
Suppliers	R$ 505	R$ 416